Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation of Provision of Income Taxes [Line Items]
Expected taxation at PRC CIT statutory rate of 25%	$ 48,244,618	300,568,795	316,748,023	224,398,887
Favorable tax rate	(8,589,503)	(53,513,461)	(131,302,690)	(22,092,411)
Foreign tax rate differences	9,871,055	61,497,661	(9,292,635)	(4,423,023)
Tax holiday	(34,324,303)	(213,843,843)	(12,694,680)	(105,110,278)
Non-deductible expenses (non-taxable income), net	677,327	4,219,822	4,388,219	15,466,592
Additional 50% tax deduction for qualified research and development expenses	(2,457,928)	(15,313,139)	(18,935,961)	(15,257,615)
Change in valuation allowance	3,072,353	19,141,064	2,885,413
Deferred tax benefits on future tax rate difference	(1,743,903)	(10,864,692)	(58,833,362)	(3,659,750)
Withholding tax	5,186,382	32,311,677	259,415,894
Income tax expenses	$ 19,936,098	124,203,884	352,378,221	89,322,402